Fees Summary	Jun. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,030,000
Previously Paid Amount	0.00
Total Fee Amount	310.79
Total Offset Amount	0.00
Net Fee	310.79
Narrative - Max Aggregate Offering Price	$ 2,030,000
Final Prospectus	true